Vessel Operating Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Vessel Operating Costs
Crew costs	$ 38,768	$ 36,881	$ 36,944
Technical maintenance expenses	19,342	21,295	20,987
Other operating expenses	17,223	16,622	18,811
Total	$ 75,333	$ 74,798	$ 76,742